Derivative Instruments - Summary of Derivative Financial Instruments (Detail)									9 Months Ended	12 Months Ended
		Jul. 05, 2023 CAD ($)	Apr. 12, 2023 CAD ($)	Oct. 12, 2022 CAD ($)	Apr. 12, 2022 CAD ($)	May 06, 2021 CAD ($)	Apr. 12, 2021 CAD ($)	Feb. 10, 2021 CAD ($)	Sep. 30, 2023 CAD ($) $ / Unit	Dec. 31, 2022 CAD ($) $ / Unit	Dec. 31, 2021 CAD ($) $ / Unit	Oct. 12, 2023 CAD ($)	Sep. 30, 2023 USD ($) $ / Unit	Dec. 31, 2022 USD ($) $ / Unit	Dec. 31, 2021 USD ($) $ / Unit
Interest Rate Swap | LIBOR Swap Effective June 15, 2019
Derivative [Line Items]
Derivative, notional amount															$ 235,000,000
Interest Rate Swaps, Strike											1.79%				1.79%
Interest Rate Swaps, Effective Date or Date Assumed											Jun. 15, 2019
Interest Rate Swaps, Maturity Date											Feb. 15, 2022
Interest Rate Cap | SOFR Cap June 30, 2023
Derivative [Line Items]
Derivative, notional amount														$ 125,000,000
Interest Rate Swaps, Strike										1.75%				1.75%
Interest Rate Swaps, Effective Date or Date Assumed										Jun. 01, 2022
Interest Rate Swaps, Maturity Date										Jun. 30, 2023
Interest Rate Cap | SOFR Cap June 28, 2024
Derivative [Line Items]
Derivative, notional amount													$ 125,000,000	$ 125,000,000
Interest Rate Swaps, Strike									2.00%	2.00%			2.00%	2.00%
Interest Rate Swaps, Effective Date or Date Assumed									Jun. 01, 2022	Jun. 01, 2022
Interest Rate Swaps, Maturity Date									Jun. 28, 2024	Jun. 28, 2024
Interest Rate Cap | SOFR Cap December 1, 2022
Derivative [Line Items]
Derivative, notional amount													$ 100,000,000	$ 100,000,000
Interest Rate Swaps, Strike									4.75%	4.75%			4.75%	4.75%
Interest Rate Swaps, Effective Date or Date Assumed									Dec. 01, 2022	Dec. 01, 2022
Interest Rate Swaps, Maturity Date									Dec. 02, 2024	Dec. 02, 2024
Interest Rate Cap | SOFR Cap December 1, 2025
Derivative [Line Items]
Derivative, notional amount													$ 100,000,000	$ 100,000,000
Interest Rate Swaps, Strike									4.75%	4.75%			4.75%	4.75%
Interest Rate Swaps, Effective Date or Date Assumed									Dec. 01, 2022	Dec. 01, 2022
Interest Rate Swaps, Maturity Date									Dec. 01, 2025	Dec. 01, 2025
Interest Rate Cap | SOFR Cap December 2, 2024
Derivative [Line Items]
Derivative, notional amount													$ 100,000,000	$ 100,000,000
Interest Rate Swaps, Strike									4.75%	4.75%			4.75%	4.75%
Interest Rate Swaps, Effective Date or Date Assumed									Dec. 01, 2022	Dec. 01, 2022
Interest Rate Swaps, Maturity Date									Dec. 02, 2024	Dec. 02, 2024
Foreign Currency Forward
Derivative [Line Items]
Derivative, notional amount								$ 95,000,000
Foreign Currency Forward, Notional Amount		$ 132,400,000	$ 134,400,000	$ 126,200,000	$ 122,000,000	$ 122,000,000	$ 125,900,000					$ 137,700,000
Foreign Currency Forward, Maturity Date		Apr. 12, 2024	Jul. 06, 2023	Oct. 12, 2023	Oct. 12, 2022	Apr. 12, 2022	Apr. 12, 2023	Apr. 12, 2021
Foreign Currency Forward | Denominated in CAD April 12, 2021
Derivative [Line Items]
Foreign Currency Forward, Notional Amount	[1]									$ 125,925,000	$ 125,925,000
Foreign Currency Forward, Strike | $ / Unit	[1]									1.2593	1.2593			1.2593	1.2593
Foreign Currency Forward, Effective Date or Date Assumed	[1]									Apr. 12, 2021	Apr. 12, 2021
Foreign Currency Forward, Maturity Date	[1]									Apr. 12, 2023	Apr. 12, 2023
Foreign Currency Forward | Denominated in CAD October 12, 2022
Derivative [Line Items]
Foreign Currency Forward, Notional Amount	[1]								$ 137,680,000	$ 137,680,000
Foreign Currency Forward, Strike | $ / Unit	[1]								1.3768	1.3768			1.3768	1.3768
Foreign Currency Forward, Effective Date or Date Assumed	[1]								Oct. 12, 2022	Oct. 12, 2022
Foreign Currency Forward, Maturity Date	[1]								Oct. 12, 2023 [2]	Oct. 12, 2023
Foreign Currency Forward | Denominated in CAD
Derivative [Line Items]
Foreign Currency Forward, Notional Amount	[1]										$ 122,020,000
Foreign Currency Forward, Strike | $ / Unit	[1]										1.2202				1.2202
Foreign Currency Forward, Effective Date or Date Assumed	[1]										May 06, 2021
Foreign Currency Forward, Maturity Date	[1]										Apr. 12, 2022
Foreign Currency Forward | Denominated in CAD April 12, 2023
Derivative [Line Items]
Foreign Currency Forward, Notional Amount	[1]								$ 132,350,000
Foreign Currency Forward, Strike | $ / Unit	[1]								1.3273				1.3273
Foreign Currency Forward, Effective Date or Date Assumed	[1]								Jul. 05, 2023
Foreign Currency Forward, Maturity Date	[1]								Apr. 12, 2024

[1]	Notional amounts shown are denominated in CAD.
[2]	On October 11, 2023, we rolled this hedge without any cash settlement, effectively extending the maturity date to November 9, 2023 at a strike rate of 1.3766, and notional of $137,664,000 CAD. On November 9, 2023, we rolled this hedge without any cash settlement, effectively extending the maturity date to November 16, 2023 at a strike rate of 1.3767, and notional of $137,669,000 CAD.